Consolidated Statement of Comprehensive Income - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Revenues from research and development collaborations		SFr 189,556	SFr 9,330	SFr 9,344
Other income		44	424	0
Total revenues and other income		189,600	9,754	9,344
Operating expenses
Research and development expenses		(50,749)	(55,718)	(56,075)
Selling, general and administrative expenses		(22,238)	(17,454)	(11,595)
Total operating expenses		(72,987)	(73,172)	(67,670)
Operating result		116,613	(63,418)	(58,326)
Financial income		1,859	191	367
Financial expenses		(619)	(556)	(4,816)
Net finance result		1,240	(365)	(4,449)
Result before income taxes		117,853	(63,783)	(62,775)
Income taxes		0	(2)	11
Net result, attributable to shareholders		117,853	(63,785)	(62,764)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	[1]	5,334	8,012	(1,514)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(17)	(3)	(26)
Other comprehensive result, net of tax		5,317	8,009	(1,540)
Total comprehensive result, attributable to shareholders		SFr 123,170	SFr (55,776)	SFr (64,304)
Basic net result per share (in CHF per share)		SFr 3.63	SFr (2.06)	SFr (2.51)
Diluted net result per share (in CHF per share)		SFr 3.54	SFr (2.06)	SFr (2.51)

[1]	See note 18